Intangible assets (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of detailed information about intangible assets [line items]
Opening net book amount	¥ 704,516	¥ 675,685	¥ 1,724,141
Disposal of subsidiaries		(6,056)	(9,571)
Additions	43,959	178,019	43,010
Disposals	(3,374)	(992)	(470)
Amortization	(37,783)	(138,831)	(1,003,282)
Impairment provisions	(796)	0	(80,800)
Currency translation differences	10,373	(3,309)	2,657
Closing net book amount	716,895	704,516	675,685
Intangible Assets with Indefinite Useful Life
Disclosure of detailed information about intangible assets [line items]
Impairment provisions	0	0	0
Gross carrying amount
Disclosure of detailed information about intangible assets [line items]
Opening net book amount	14,931,306	14,924,070	14,917,102
Closing net book amount	14,995,134	14,931,306	14,924,070
Accumulated amortization and impairment
Disclosure of detailed information about intangible assets [line items]
Opening net book amount	(14,226,790)	(14,248,385)	(13,192,961)
Closing net book amount	(14,278,239)	(14,226,790)	(14,248,385)
Noncompete agreements
Disclosure of detailed information about intangible assets [line items]
Opening net book amount			564,910
Amortization			(564,910)
Noncompete agreements | Gross carrying amount
Disclosure of detailed information about intangible assets [line items]
Opening net book amount	7,183,773	7,183,773	7,183,773
Closing net book amount	7,183,773	7,183,773	7,183,773
Noncompete agreements | Accumulated amortization and impairment
Disclosure of detailed information about intangible assets [line items]
Opening net book amount	(7,183,773)	(7,183,773)	(6,618,863)
Closing net book amount	(7,183,773)	(7,183,773)	(7,183,773)
Trademarks, patents, software and others
Disclosure of detailed information about intangible assets [line items]
Opening net book amount	92,280	221,121	704,667
Disposal of subsidiaries		(6,056)	(9,571)
Additions	22,424	14,962	43,010
Disposals	(3,374)	(992)	(470)
Amortization	(37,783)	(138,831)	(438,372)
Impairment provisions	(796)		(80,800)
Currency translation differences	4,925	2,076	2,657
Closing net book amount	77,676	92,280	221,121
Trademarks, patents, software and others | Gross carrying amount
Disclosure of detailed information about intangible assets [line items]
Opening net book amount	5,281,533	5,405,499	5,413,444
Closing net book amount	5,309,782	5,281,533	5,405,499
Trademarks, patents, software and others | Accumulated amortization and impairment
Disclosure of detailed information about intangible assets [line items]
Opening net book amount	(5,189,253)	(5,184,378)	(4,708,777)
Closing net book amount	(5,232,106)	(5,189,253)	(5,184,378)
Customer lists | Gross carrying amount
Disclosure of detailed information about intangible assets [line items]
Opening net book amount	1,556,086	1,573,479	1,563,680
Closing net book amount	1,561,734	1,556,086	1,573,479
Customer lists | Accumulated amortization and impairment
Disclosure of detailed information about intangible assets [line items]
Opening net book amount	(1,556,086)	(1,573,479)	(1,563,680)
Closing net book amount	(1,561,734)	(1,556,086)	(1,573,479)
Driver lists | Gross carrying amount
Disclosure of detailed information about intangible assets [line items]
Opening net book amount	297,678	306,755	301,641
Closing net book amount	300,626	297,678	306,755
Driver lists | Accumulated amortization and impairment
Disclosure of detailed information about intangible assets [line items]
Opening net book amount	(297,678)	(306,755)	(301,641)
Closing net book amount	(300,626)	(297,678)	(306,755)
Licenses
Disclosure of detailed information about intangible assets [line items]
Opening net book amount	612,236	454,564	454,564
Additions	21,535	163,057
Currency translation differences	5,448	(5,385)
Closing net book amount	639,219	612,236	454,564
Licenses | Gross carrying amount
Disclosure of detailed information about intangible assets [line items]
Opening net book amount	612,236	454,564	454,564
Closing net book amount	¥ 639,219	¥ 612,236	¥ 454,564